Banks and Other Borrowings (Details) ¥ in Millions	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 HKD ($)
Banks and Other Borrowings [Line Items]
Long-term receivable | ¥		¥ 1.8
Mr. Cheng [Member]
Banks and Other Borrowings [Line Items]
Guaranteed bank borrowings | ¥		¥ 30.0
Net book value | $	$ 1,985,940
Mrs. Cheng [Member]
Banks and Other Borrowings [Line Items]
Net book value | $			$ 3,432,943